UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024

Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY                August 15, 2005
--------------------               ------------               ------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $238,031
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number          Name

1              28-06311                      March Partners, LLC

                           FORM 13F INFORMATION TABLE

March Global Associates LLC
        13-F REPORT
         30-Jun-05
---------------------------


ISSUER                                                         VALUE              SH/  PUT/   INVSTMT  OTHER     VOTING AUTHORITY
SECURITY                          CLASS           CUSIP       (x1000)   QUANTITY  PRN  CALL   DSCRTN   MNGRS   SOLE     SHARED  NONE
--------                          -----           -----       -------   --------  ---- ----   ------   -----   ----     ------  ----
ACCREDO HEALTH INC                COM             00437V104    2,270     50,000    SH          SOLE     NONE    50,000
ARGOSY GAMING CO                  COM             040228108   14,915    320,000    SH          SOLE     NONE   320,000
AT&T CORP                         COM NEW         001957505    8,081    424,400    SH          SOLE     NONE   424,400
BAXTER INTL INC                   COM             071813109        1     27,000    SH          SOLE     NONE    27,000
BROOKSTONE INC                    COM             114537103    3,776    200,000    SH          SOLE     NONE   200,000
CARNIVAL CORP                     PAIRED CTF      143658300    2,580     47,000    SH          SOLE     NONE    47,000
CINERGY CORP                      COM             172474108    6,517    145,400    SH          SOLE     NONE   145,400
CNA SURETY CORP                   COM             12612L108    1,571    105,800    SH          SOLE     NONE   105,800
COMMERCIAL FEDERAL CORP           COM             201647104    4,459    132,400    SH          SOLE     NONE   132,400
DISNEY WALT CO                    DISNEY          254687106    2,045     81,200    SH          SOLE     NONE    81,200
FARMER BROTHERS CO                COM             307675108    3,041    136,600    SH          SOLE     NONE   136,600
GABLES RESIDENTIAL TRUST          SH BEN INT      362418105    1,219     28,200    SH          SOLE     NONE    28,200
GARTNER INC                       COM             366651107      212     20,000    SH          SOLE     NONE    20,000
GENERAL BINDING CORP              COM             369154109    2,018     92,000    SH          SOLE     NONE    92,000
GILLETTE CO                       COM             375766102   18,065    356,800    SH          SOLE     NONE   356,800
GREAT LAKES CHEM CORP             COM             390568103    4,582    145,600    SH          SOLE     NONE   145,600
GUIDANT CORP                      COM             401698105   10,432    155,000    SH          SOLE     NONE   155,000
HIBERNIA CORP                     CL A            428656102    8,322    250,800    SH          SOLE     NONE   250,800
INAMED CORP                       COM             453235103    2,010     30,000    SH          SOLE     NONE    30,000
INSIGHT COMMUNICATIONS INC        CL A            45768V108    2,853    258,200    SH          SOLE     NONE   258,200
INTEGRATED CIRCUIT SYSTEMS INC    COM             45811K208    3,670    177,800    SH          SOLE     NONE   177,800
JOHN HANCOCK BANK & THRIFT OPP    COM             409735107    1,580    160,850    SH          SOLE     NONE   160,850
KANEB SERVICES LLC                SH BEN INT      484173109    1,182     27,300    SH          SOLE     NONE    27,300
LUCENT TECHNOLOGIES INC           COM             549463107      154     53,000    SH          SOLE     NONE    53,000
MACROMEDIA INC                    COM             556100105    1,017     26,600    SH          SOLE     NONE    26,600
MAY DEPARTMENT STORES CO          COM             577778103    8,060    200,700    SH          SOLE     NONE   200,700
MBNA CORP                         COM             55262L100    6,004    229,500    SH          SOLE     NONE   229,500
MCI INC                           COM             552691107    7,070    275,000    SH          SOLE     NONE   275,000
MORGAN STANLEY                    COM NEW         617446448    5,331    101,600    SH          SOLE     NONE   101,600
NEIMAN MARCUS GROUP INC           CL A            640204202    6,639     68,500    SH          SOLE     NONE    68,500
NEW YORK COMMUNITY BANCORP INC    COM             649445103      725     40,000    SH          SOLE     NONE    40,000
NEXTEL COMMUNICATIONS INC         CL A            65332V103    4,504    139,400    SH          SOLE     NONE   139,400
NORANDA INC                       COM             655422103      285     16,500    SH          SOLE     NONE    16,500
PREMCOR INC                       COM             74045Q104   12,811    172,700    SH          SOLE     NONE   172,700
PROGRESS ENERGY INC               COM             743263105        5     37,900    SH          SOLE     NONE    37,900
PROVIDENT FIN SVCS INC            COM             74386T105    2,518    143,300    SH          SOLE     NONE   143,300
PROVIDIAN FIN CORP                COM             74406A102    5,820    330,100    SH          SOLE     NONE   330,100
PUBLIC SVC ENTERPRISE GROUP       COM             744573106    8,430    138,600    SH          SOLE     NONE   138,600
RENAL CARE GROUP INC              COM             759930100    5,615    121,800    SH          SOLE     NONE   121,800
SCUDDER RREEF REAL ESTATE FD II   COM             81119R108    2,517    149,800    SH          SOLE     NONE   149,800
SPRINT CORP                       COM FON         852061100    4,378    174,500    SH          SOLE     NONE   174,500
STORAGE TECHNOLOGY CORP           COM PAR $0.10   862111200    7,730    213,000    SH          SOLE     NONE   213,000
SUNGARD  DATA SYS INC             COM             867363103   16,980    482,800    SH          SOLE     NONE   482,800
SUNTERRA CORP                     COM NEW         86787D208    1,961    121,000    SH          SOLE     NONE   121,000
TIME WARNER TELECOM INC           CL A            887319101    1,504    254,000    SH          SOLE     NONE   254,000
TOYS R US INC                     COM             892335100   12,101    457,000    SH          SOLE     NONE   457,000
TRIPATH IMAGING INC               COM             896942109      313     36,550    SH          SOLE     NONE    36,550
WESTERN WIRELESS CORP             CL A            95988E204   10,162    240,247    SH          SOLE     NONE   240,247

00536.0001 #589202